Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
	September 30,	June 30,
	2020	2020
Salary and reimbursement payable	$941,061	$795,855
Professional fees payable	640,564	629,524
Credit card payable	219,657	217,940
Total	$1,801,282	$1,643,319

	June 30,	June 30,
	2020	2019
Salary and reimbursement payable	$795,855	$906,007
Professional fees payable	629,524	340,727
Credit card payable	217,940	171,395
Total	$1,643,319	$1,418,129